Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE:
Voyage revenues	$ 34,532	$ 30,840	$ 61,390
Management & consulting fee income	338	365	365
Total Revenues	34,870	31,205	61,755
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(1,805)	(3,936)	(5,373)
Vessel operating expenses	(14,342)	(16,090)	(18,012)
Depreciation	(6,236)	(4,725)	(5,600)
Depreciation of drydocking costs	(3,507)	(4,185)	(4,646)
Administrative expenses	(3,694)	(3,541)	(2,876)
Administrative expenses payable to related parties	(3,785)	(713)	(1,412)
Reversal of impairment	1,891	4,400	0
Gain from sale of vessel	2	3,876	0
Other (expenses)/income, net	5	(14)	(204)
Operating income	3,399	6,277	23,632
Interest income	2,766	2,634	375
Interest expense and finance costs	(6,289)	(4,354)	(2,320)
Gain from the modification of the Loan	0	417	0
Gain on derivative financial instruments	467	388	2,520
Foreign exchange gains/(losses), net	88	(90)	73
TOTAL INCOME FOR THE YEAR	431	5,272	24,280
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 431	$ 5,272	$ 24,280
Earnings per share (U.S.$):
-Diluted income per share for the period	$ 0.02	$ 0.26	$ 1.18
-Basic income per share for the period	$ 0.02	$ 0.26	$ 1.18